ONE GROUP(R) INVESTOR FUNDS
                               ANNUAL REPORT
                               For the year ended June 30, 2001

                                                                [One Group Logo]

                               ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND ONE GROUP(R) INVESTOR BALANCED FUND
                               ONE GROUP(R) INVESTOR GROWTH & INCOME FUND
                               ONE GROUP(R) INVESTOR GROWTH FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

Portfolio Performance Review ...............................    2
Schedules of Portfolio Investments .........................    8
Statements of Assets and Liabilities .......................   12
Statements of Operations ...................................   13
Statements of Changes in Net Assets ........................   14
Schedules of Capital Stock Activity ........................   16
Financial Highlights .......................................   18
Notes to Financial Statements ..............................   26
Report of Independent Accountants ..........................   30

                            One Group Investor Funds

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUNDS PERFORM?
For the year ended June 30, 2001, the One Group
Investor Funds posted the following total returns for their respective class I shares:

- ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND, 3.73%

- ONE GROUP INVESTOR BALANCED FUND, -0.70%

- ONE GROUP INVESTOR GROWTH AND INCOME FUND, -3.51%

- ONE GROUP INVESTOR GROWTH FUND, -6.02%

For information on other share classes and performance comparisons to indexes, please see pages 4-7.

WHAT WAS YOUR ASSET ALLOCATION STRATEGY?
All of the Investor Funds finished the fiscal year with neutral asset allocations:

- ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND: 30% equity funds, 70% fixed income funds.

- ONE GROUP INVESTOR BALANCED FUND: 49% equity funds, 51% fixed income funds.

- ONE GROUP INVESTOR GROWTH AND INCOME FUND: 70% equity funds, 30% fixed income funds.

- ONE GROUP INVESTOR GROWTH FUND: 90% equity funds, 10% fixed income funds.

HOW WOULD YOU CHARACTERIZE THE STOCK MARKET DURING THE PERIOD?
A dramatic slowdown in economic growth and aggressive action by the Federal Reserve Board (the "Fed") to prevent a recession were the key forces influencing the stock and bond markets during the fiscal year. The slowdown in growth led to cutbacks in business spending and earnings disappointments throughout corporate America.

The market continued to expand its horizons during the fiscal year, and mid and small-cap stocks fared much better than their larger counterparts. Within each capitalization arena, value was the favored style, as investors turned to stocks offering attractive prices and realistic earnings forecasts.

HOW WOULD YOU CHARACTERIZE THE BOND MARKET
DURING THE PERIOD?
Bond prices rallied late in calendar year 2000, as interest rates declined in response to the weakening economy. The Fed took swift action early in January 2001 with the first of six rate cuts that slashed the federal funds rate by 275 basis points(1) in the first half of calendar year 2001. This contributed to a decline in short-term rates and a steepening of the yield curve. (The yield curve is the graphic representation of the relationship between bond yields and maturities. A steep yield curve occurs when yields dramatically increase as maturity lengthens.) Corporate and mortgage yield spreads tightened, as the market expected the Fed's actions to moderate the economic slowdown. (Spreads refer to the differences in yields between non-Treasury bonds, such as agency, corporate and mortgage-backed securities and comparable-maturity Treasury bonds. When spreads tighten, prices on non-Treasury bonds increase; when spreads widen, prices decline.)

WHAT WERE YOUR KEY STRATEGIES IN THE EQUITY ARENA?
In addition to the asset allocation strategy listed above, we continued to maintain broad equity diversification. The Investor Funds enjoyed diversified exposure, depending on the overall investment objective, to large-, mid- and small-cap funds as well as international funds. This diversified approach helps reduce risk while offering return opportunities from a variety of market segments.

WHAT WERE YOUR KEY STRATEGIES WITHIN THE FIXED-INCOME MARKET?
Similar to last year, we favored intermediate-term, high-grade investments. We also focused on slightly increasing duration to take advantage of declining interest rates. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less. In periods of falling interest rates, funds with longer durations experience greater price appreciation.)

Our fund management teams emphasized select investments in the corporate, asset-backed and mortgage-backed sectors. This strategy typically allows the funds to capture yield advantages over Treasury securities. At the same time, our portfolio managers focus

                            One Group Investor Funds

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

on maintaining good average credit quality within the funds.

WHAT IS YOUR OUTLOOK FOR THE FUNDS?
Our longer-term outlook remains favorable for stocks and bonds. As such, we plan to remain close to each fund's strategic asset allocation mix. The market continues to demonstrate a growing breadth of performance and we look for the secondary asset classes, such as mid-cap stocks, international stocks and high-yield bonds to perform relatively well in the months ahead.

/s/ Richard R. Jandrain
Richard R. Jandrain, III
Chief Investment Officer of Equity Securities
Chairman, Asset Allocation Committee

Banc One Investment Advisors Corporation


------------
(1) One basis point equals 1/100th of a percentage point.

Please refer to the prospectus and the accompanying financial statements for more information about the Funds.

                  One Group Investor Conservative Growth Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

                          VALUE OF $10,000 INVESTMENT

                                                                                 LEHMAN BROTHERS
                                                                             INTERMEDIATE AGGREGATE
                                                         CLASS I                   BOND INDEX                  LIPPER MIX
                                                         -------             ----------------------            ----------
12/96                                                     10000                       10000                       10000
6/97                                                      10600                       10262                       10476
6/98                                                      11949                       11153                       11745
6/99                                                      12787                       11613                       12311
6/00                                                      13365                       12145                       13263
6/01                                                      13864                       13504                       13977

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2001

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
  1 year                3.73%       3.48%      -1.92%       2.62%      -2.20%       2.72%       1.76%
--------------------------------------------------------------------------------------------------------
  Since Inception       7.44%       7.08%       5.83%       6.35%       5.99%       6.34%       6.34%
--------------------------------------------------------------------------------------------------------
  Inception Date     12/10/96    12/10/96                12/10/96                12/10/96
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (7/1/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Investor Conservative Growth Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (20%), the Lipper International Fund Index (5%), and the Lipper Intermediate U.S. Government Index (75%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                        One Group Investor Balanced Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001
                          VALUE OF $10,000 INVESTMENT

                                                             Class I            Lehman Brothers Intermediate Aggregate Bond Index
12/96                                                          10000                                                        10000
6/97                                                           10848                                                        10262
6/98                                                           12695                                                        11153
6/99                                                           14111                                                        11613
6/00                                                           15056                                                        12145
6/01                                                           14952                                                        13504

                                                           Lipper Mix
12/96                                                           10000
6/97                                                            10701
6/98                                                            12288
6/99                                                            13144
6/00                                                            14532
6/01                                                            14783

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2001

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
  1 year               -0.70%      -0.94%      -6.11%      -1.66%      -6.23%      -1.67%      -2.58%
--------------------------------------------------------------------------------------------------------
  Since Inception       9.24%       8.92%       7.65%       8.21%       7.87%       8.16%       8.16%
--------------------------------------------------------------------------------------------------------
  Inception Date     12/10/96    12/10/96                12/10/96                12/10/96
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (7/1/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Investor Balanced Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (40%), the Lipper International Fund Index (5%), and the Lipper Intermediate U.S. Government Index (55%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                    One Group Investor Growth & Income Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001
                          VALUE OF $10,000 INVESTMENT

                                                             Class I            S&P SuperComposite 1500 Index
12/96                                                          10000                                    10000
6/97                                                           11087                                    11750
6/98                                                           13342                                    15210
6/99                                                           15225                                    18456
6/00                                                           16461                                    19953
6/01                                                           15883                                    17405

                                                           Lipper Mix
12/96                                                           10000
6/97                                                            10926
6/98                                                            12842
6/99                                                            14013
6/00                                                            15889
6/01                                                            15584

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2001

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
  1 year               -3.51%      -3.71%      -8.74%      -4.41%      -8.83%      -4.40%      -5.28%
--------------------------------------------------------------------------------------------------------
  Since Inception      10.70%      10.59%       9.29%       9.77%       9.45%       9.79%       9.79%
--------------------------------------------------------------------------------------------------------
  Inception Date     12/10/96    12/10/96                12/10/96                12/10/96
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (7/1/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Investor Growth & Income Fund is measured against the S&P SuperComposite 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (60%), the Lipper International Fund Index (5%), and the Lipper Intermediate U.S. Government Index (35%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                         One Group Investor Growth Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001
                          VALUE OF $10,000 INVESTMENT

                                                             Class I            S&P SuperComposite 1500 Index
12/96                                                          10000                                    10000
6/97                                                           11350                                    11750
6/98                                                           14053                                    15210
6/99                                                           16419                                    18456
6/00                                                           18089                                    19953
6/01                                                           17000                                    17405

                                                           Lipper Mix
12/96                                                           10000
6/97                                                            11161
6/98                                                            13342
6/99                                                            14783
6/00                                                            17222
6/01                                                            16137

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2001

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
  1 year                -6.02%      -6.27%     -11.16%      -6.97%     -11.21%      -7.01%      -7.86%
--------------------------------------------------------------------------------------------------------
  Since Inception       12.36%      11.95%      10.64%      11.43%      11.13%      11.40%      11.40%
--------------------------------------------------------------------------------------------------------
  Inception Date      12/10/96    12/10/96                12/10/96                12/10/96
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (7/1/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Investor Growth Fund is measured against the S&P SuperComposite 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix consists of the average monthly returns of the Lipper 1000 Index (75%), the Lipper International Fund Index (10%), and the Lipper Intermediate U.S. Government Index (15%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

One Group Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
 INVESTMENT COMPANIES (100.0%):
2,231    One Group Bond Fund, Class I ..........  $ 23,623
  884    One Group Diversified Equity Fund,
           Class I .............................    11,449
  381    One Group Diversified International
           Fund, Class I .......................     5,002
  258    One Group Diversified Mid Cap Fund,
           Class I .............................     4,760
  712    One Group Equity Income Fund, Class
           I ...................................    13,820
3,086    One Group Government Bond Fund, Class
           I ...................................    30,640
2,019    One Group High Yield Bond Fund, Class
           I ...................................    16,553
3,932    One Group Income Bond Fund, Class I ...    30,473
2,219    One Group Intermediate Bond Fund, Class
           I ...................................    23,302
  141    One Group International Equity Index
           Fund, Class I .......................     2,272

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  824    One Group Large Cap Growth Fund, Class
           I ...................................  $ 14,109
  883    One Group Large Cap Value Fund, Class
           I ...................................    14,265
  110    One Group Mid Cap Growth Fund, Class
           I ...................................     2,433
  147    One Group Mid Cap Value Fund, Class
           I ...................................     2,453
3,349    One Group Prime Money Market Fund,
           Class I .............................     3,349
2,235    One Group Short-Term Bond Fund, Class
           I ...................................    23,621
1,440    One Group Ultra Short-Term Bond Fund,
           Class I .............................    14,197
                                                  --------
  Total Investment Companies                       236,321
                                                  --------
Total (Cost $240,215)(a)                          $236,321
                                                  ========

------------
Percentages indicated are based on net assets of $236,409.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $680. Cost for federal income tax purposes differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation......................  $ 3,228
                   Unrealized depreciation......................   (7,802)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $(4,574)
                                                                  =======

See notes to financial statements.

One Group Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
 INVESTMENT COMPANIES (100.2%):
6,634    One Group Bond Fund, Class I ..........  $ 70,258
5,228    One Group Diversified Equity Fund,
           Class I .............................    67,706
1,526    One Group Diversified International
           Fund, Class I .......................    20,058
1,130    One Group Diversified Mid Cap Fund,
           Class I .............................    20,851
1,038    One Group Equity Income Fund, Class
           I ...................................    20,164
6,382    One Group Government Bond Fund, Class
           I ...................................    63,369
7,546    One Group High Yield Bond Fund, Class
           I ...................................    61,879
10,894   One Group Income Bond Fund, Class I ...    84,429
2,665    One Group Intermediate Bond Fund, Class
           I ...................................    27,977
1,264    One Group International Equity Index
           Fund, Class I .......................    20,320

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
3,533    One Group Large Cap Growth Fund, Class
           I ...................................  $ 60,490
3,784    One Group Large Cap Value Fund, Class
           I ...................................    61,154
1,554    One Group Mid Cap Growth Fund, Class
           I ...................................    34,394
2,195    One Group Mid Cap Value Fund, Class
           I ...................................    36,744
12,357   One Group Prime Money Market Fund,
           Class I .............................    12,357
1,986    One Group Short-Term Bond Fund, Class
           I ...................................    20,993
1,410    One Group Ultra Short-Term Bond Fund,
           Class I .............................    13,904
                                                  --------
  Total Investment Companies                       697,047
                                                  --------
Total (Cost $710,569)(a)                          $697,047
                                                  ========

------------
Percentages indicated are based on net assets of $695,352.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,895. Cost for federal income tax purposes differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation......................  $ 17,078
                   Unrealized depreciation......................   (35,495)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(18,417)
                                                                  ========

See notes to financial statements.

One Group Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
 INVESTMENT COMPANIES (100.1%):
5,906    One Group Bond Fund, Class I .........  $   62,547
10,259   One Group Diversified Equity Fund,
           Class I ............................     132,855
3,825    One Group Diversified International
           Fund, Class I ......................      50,264
3,378    One Group Diversified Mid Cap Fund,
           Class I ............................      62,359
4,191    One Group Government Bond Fund, Class
           I ..................................      41,620
9,925    One Group High Yield Bond Fund, Class
           I ..................................      81,389
9,404    One Group Income Bond Fund, Class
           I ..................................      72,879
1,985    One Group Intermediate Bond Fund,
           Class I ............................      20,840
1,890    One Group International Equity Index
           Fund, Class I ......................      30,397
7,226    One Group Large Cap Growth Fund, Class
           I ..................................     123,707

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
INVESTMENT COMPANIES, CONTINUED:
8,233    One Group Large Cap Value Fund, Class
           I ..................................  $  133,052
3,321    One Group Mid Cap Growth Fund, Class
           I ..................................      73,485
4,370    One Group Mid Cap Value Fund, Class
           I ..................................      73,154
17,305   One Group Prime Money Market Fund,
           Class I ............................      17,305
  960    One Group Short-Term Bond Fund, Class
           I ..................................      10,150
2,109    One Group Small Cap Growth Fund, Class
           I ..................................      21,958
1,126    One Group Small Cap Value Fund, Class
           I ..................................      21,970
1,028    One Group Ultra Short-Term Bond Fund,
           Class I ............................      10,131
                                                 ----------
  Total Investment Companies                      1,040,062
                                                 ----------
Total (Cost $1,080,954)(a)                       $1,040,062
                                                 ==========

------------
Percentages indicated are based on net assets of $1,039,077.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $9,259. Cost for federal income tax purposes differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation......................  $ 27,739
                   Unrealized depreciation......................   (77,890)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(50,151)
                                                                  ========

See notes to financial statements.

One Group Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
 INVESTMENT COMPANIES (99.8%):
  705    One Group Bond Fund, Class I ..........  $  7,461
7,386    One Group Diversified Equity Fund,
           Class I .............................    95,647
3,162    One Group Diversified International
           Fund, Class I .......................    41,554
3,777    One Group Diversified Mid Cap Fund,
           Class I .............................    69,730
  747    One Group Government Bond Fund, Class
           I ...................................     7,421
3,354    One Group High Yield Bond Fund, Class
           I ...................................    27,505
2,731    One Group Income Bond Fund, Class I ...    21,168
2,119    One Group International Equity Index
           Fund, Class I .......................    34,076
6,051    One Group Large Cap Growth Fund, Class
           I ...................................   103,589

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
6,837    One Group Large Cap Value Fund, Class
           I ...................................  $110,494
2,840    One Group Mid Cap Growth Fund, Class
           I ...................................    62,846
3,797    One Group Mid Cap Value Fund, Class
           I ...................................    63,567
9,117    One Group Prime Money Market Fund,
           Class I .............................     9,117
2,145    One Group Small Cap Growth Fund, Class
           I ...................................    22,333
1,098    One Group Small Cap Value Fund, Class
           I ...................................    21,417
                                                  --------
  Total Investment Companies                       697,925
                                                  --------
Total (Cost $722,848)(a)                          $697,925
                                                  ========

------------
Percentages indicated are based on net assets of $699,005.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3,770. Cost for federal income tax purposes differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation......................  $ 29,434
                   Unrealized depreciation......................   (58,127)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(28,693)
                                                                  ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 2001
(Amounts in thousands, except per share amounts)

                                                                INVESTOR        INVESTOR       INVESTOR        INVESTOR
                                                              CONSERVATIVE      BALANCED       GROWTH &         GROWTH
                                                              GROWTH FUND         FUND        INCOME FUND        FUND
                                                              ------------      --------      -----------      --------
ASSETS:
Investments, at cost .......................................    $240,215        $710,569      $1,080,954       $722,848
Unrealized appreciation (depreciation) from investments ....      (3,894)       (13,522)         (40,892)       (24,923)
                                                                --------        --------      ----------       --------
Investments, at value ......................................     236,321        697,047        1,040,062        697,925
Cash .......................................................          --             --              140             --
Distributions receivable ...................................         924          2,203            2,333            850
Receivable for capital shares issued .......................         202          1,708            2,059          1,035
Prepaid expenses ...........................................           1              5                7              4
                                                                --------        --------      ----------       --------
Total Assets ...............................................     237,448        700,963        1,044,601        699,814
                                                                --------        --------      ----------       --------
LIABILITIES:
Dividends payable ..........................................         768          4,739            4,118             --
Payable for capital shares redeemed ........................          40            264              476            258
Accrued expenses and other payables:
  Investment advisory fees .................................           8             23               26             11
  Administration fees ......................................          68             80              129             29
  Distribution fees ........................................         122            370              491            408
  Other ....................................................          33            135              284            103
                                                                --------        --------      ----------       --------
Total Liabilities ..........................................       1,039          5,611            5,524            809
                                                                --------        --------      ----------       --------
NET ASSETS:
Capital ....................................................     241,288        713,986        1,089,888        726,476
Undistributed (distributions in excess of) net investment
  income ...................................................          (7)           (18)             (26)            (8)
Accumulated undistributed net realized gains (losses) from
  investment transactions and distributions from investment
  company affiliates .......................................        (978)        (5,094)          (9,893)        (2,540)
Net unrealized appreciation (depreciation) from
  investments ..............................................      (3,894)       (13,522)         (40,892)       (24,923)
                                                                --------        --------      ----------       --------
Net Assets .................................................    $236,409        $695,352      $1,039,077       $699,005
                                                                ========        ========      ==========       ========
NET ASSETS:
  Class I ..................................................    $ 58,396        $60,442       $  160,441       $ 53,171
  Class A ..................................................      39,651        249,797          372,933        197,065
  Class B ..................................................     131,026        367,716          487,342        429,869
  Class C ..................................................       7,336         17,397           18,361         18,900
                                                                --------        --------      ----------       --------
Total ......................................................    $236,409        $695,352      $1,039,077       $699,005
                                                                ========        ========      ==========       ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................       5,453          5,283           13,135          4,073
  Class A ..................................................       3,711         21,844           30,251         15,198
  Class B ..................................................      12,257         32,183           39,687         33,052
  Class C ..................................................         687          1,529            1,508          1,470
                                                                --------        --------      ----------       --------
Total ......................................................      22,108         60,839           84,581         53,793
                                                                ========        ========      ==========       ========
Net Asset Value
  Class I -- Offering and redemption price per share .......    $  10.71        $ 11.44       $    12.21       $  13.06
                                                                ========        ========      ==========       ========
  Class A -- Redemption price per share ....................    $  10.69        $ 11.44       $    12.33       $  12.97
                                                                ========        ========      ==========       ========
    Maximum sales charge ...................................        5.25%          5.25%            5.25%          5.25%
                                                                ========        ========      ==========       ========
    Maximum offering price per share (100%/(100% - maximum
      sales charge) of net asset value adjusted to the
      nearest cent) ........................................    $  11.28        $ 12.07       $    13.01       $  13.69
                                                                ========        ========      ==========       ========
  Class B -- Offering price per share (a) ..................    $  10.69        $ 11.43       $    12.28       $  13.01
                                                                ========        ========      ==========       ========
  Class C -- Offering price per share (a) ..................    $  10.68        $ 11.38       $    12.18       $  12.86
                                                                ========        ========      ==========       ========

------------
(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                YEAR ENDED JUNE 30, 2001
(Amounts in thousands)

                                                          INVESTOR      INVESTOR     INVESTOR      INVESTOR
                                                        CONSERVATIVE    BALANCED     GROWTH &       GROWTH
                                                        GROWTH FUND       FUND      INCOME FUND      FUND
                                                        ------------    --------    -----------    --------
INVESTMENT INCOME:
Distribution income from affiliates ..................    $10,636       $ 26,336     $ 31,863      $ 14,415
                                                          -------       --------     --------      --------
EXPENSES:
Investment advisory fees .............................        108            320          487           312
Administration fees ..................................        216            605          853           593
Distribution fees (Class A) ..........................        125            832        1,192           599
Distribution fees (Class B) ..........................      1,204          3,302        4,278         3,702
Distribution fees (Class C) ..........................         68            169          177           187
Custodian fees .......................................          2              2            4             3
Legal and audit fees .................................          3              7           10             7
Trustees' fees and expenses ..........................          4             10           15            10
Transfer agent fees ..................................         75            312          676           597
Registration and filing fees .........................         37             72          110            93
Printing and mailing costs ...........................         20             72          119            71
Other ................................................          6             12           17            13
                                                          -------       --------     --------      --------
Total expenses before waivers.........................      1,868          5,715        7,938         6,187
Less waivers (a) .....................................        (74)          (372)        (685)         (622)
                                                          -------       --------     --------      --------
Net Expenses .........................................      1,794          5,343        7,253         5,565
                                                          -------       --------     --------      --------
Net Investment Income ................................      8,842         20,993       24,610         8,850
                                                          -------       --------     --------      --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions .......................................     (1,291)        (2,957)      (4,118)         (706)
Distributions of realized gains by investment company
  affiliates .........................................      3,233         11,645       28,259        23,903
Net change in unrealized appreciation (depreciation)
  from investments in affiliates .....................     (4,398)       (38,809)     (91,114)      (77,200)
                                                          -------       --------     --------      --------
Net realized/unrealized gains (losses) from investment
  transactions .......................................     (2,456)       (30,121)     (66,973)      (54,003)
                                                          -------       --------     --------      --------
Change in net assets resulting from operations .......    $ 6,386       $ (9,128)    $(42,363)     $(45,153)
                                                          =======       ========     ========      ========

------------
(a) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                              INVESTOR CONSERVATIVE        INVESTOR
                                                                   GROWTH FUND           BALANCED FUND
                                                              ---------------------   -------------------
                                                                   YEAR ENDED             YEAR ENDED
                                                                    JUNE 30,               JUNE 30,
                                                              ---------------------   -------------------
                                                                2001        2000        2001       2000
                                                              ---------   ---------   --------   --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ..................................  $  8,842    $  8,417    $ 20,993   $ 19,233
    Net realized gains (losses) from investment
      transactions .........................................    (1,291)     (1,120)     (2,957)    (2,874)
    Distributions of realized gains by investment company
      affiliates ...........................................     3,233       4,604      11,645     21,128
    Net change in unrealized appreciation (depreciation)
      from investments .....................................    (4,398)     (4,098)    (38,809)    (2,947)
                                                              --------    --------    --------   --------
Change in net assets resulting from operations .............     6,386       7,803      (9,128)    34,540
                                                              --------    --------    --------   --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .............................    (2,499)     (2,063)     (2,138)    (2,859)
    From net realized gains ................................    (1,228)       (259)     (2,394)      (210)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .............................    (1,603)     (1,441)     (8,675)    (7,627)
    From net realized gains ................................      (822)       (249)    (10,013)      (575)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .............................    (4,490)     (4,596)     (9,705)    (8,237)
    From net realized gains ................................    (2,842)       (923)    (13,799)      (740)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .............................      (257)       (317)       (495)      (510)
    From net realized gains ................................      (170)        (68)       (740)       (49)
                                                              --------    --------    --------   --------
Change in net assets from shareholder distributions ........   (13,911)     (9,916)    (47,959)   (20,807)
                                                              --------    --------    --------   --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions .............    35,282      13,830     161,489     70,800
                                                              --------    --------    --------   --------
Change in net assets .......................................    27,757      11,717     104,402     84,533
NET ASSETS:
    Beginning of period ....................................   208,652     196,935     590,950    506,417
                                                              --------    --------    --------   --------
    End of period ..........................................  $236,409    $208,652    $695,352   $590,950
                                                              ========    ========    ========   ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                 INVESTOR GROWTH           INVESTOR
                                                                  & INCOME FUND           GROWTH FUND
                                                              ---------------------   -------------------
                                                                   YEAR ENDED             YEAR ENDED
                                                                    JUNE 30,               JUNE 30,
                                                              ---------------------   -------------------
                                                                 2001        2000       2001       2000
                                                              ----------   --------   --------   --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ..................................  $   24,610   $ 20,515   $  8,850   $  8,420
    Net realized gains (losses) from investment
      transactions .........................................      (4,118)    (5,866)      (706)       421
    Distributions of realized gains by investment company
      affiliates ...........................................      28,259     39,227     23,903     28,576
    Net change in unrealized appreciation (depreciation)
      from investments .....................................     (91,114)     5,183    (77,200)     5,853
                                                              ----------   --------   --------   --------
Change in net assets resulting from operations .............     (42,363)    59,059    (45,153)    43,270
                                                              ----------   --------   --------   --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .............................      (5,800)    (6,408)    (1,241)    (2,294)
    From net realized gains ................................     (11,759)    (1,361)    (5,754)    (1,081)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .............................      (9,533)    (7,627)    (2,596)    (2,437)
    From net realized gains ................................     (18,489)    (1,739)   (12,620)    (1,221)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .............................      (8,941)    (6,143)    (4,273)    (3,416)
    From net realized gains ................................     (23,333)    (1,798)   (27,373)    (2,185)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .............................        (362)      (337)      (232)      (273)
    From net realized gains ................................      (1,021)      (100)    (1,510)      (183)
                                                              ----------   --------   --------   --------
Change in net assets from shareholder distributions ........     (79,238)   (25,513)   (55,599)   (13,090)
                                                              ----------   --------   --------   --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions .............     275,336    163,440    264,259    120,069
                                                              ----------   --------   --------   --------
Change in net assets .......................................     153,735    196,986    163,507    150,249
NET ASSETS:
    Beginning of period ....................................     885,342    688,356    535,498    385,249
                                                              ----------   --------   --------   --------
    End of period ..........................................  $1,039,077   $885,342   $699,005   $535,498
                                                              ==========   ========   ========   ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                               INVESTOR CONSERVATIVE              INVESTOR
                                                                    GROWTH FUND                BALANCED FUND
                                                              ------------------------    ------------------------
                                                                     YEAR ENDED                  YEAR ENDED
                                                                      JUNE 30,                    JUNE 30,
                                                              ------------------------    ------------------------
                                                                 2001          2000          2001          2000
                                                              ----------    ----------    ----------    ----------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued ..............................   $ 24,317      $ 33,438      $ 19,785      $ 33,551
  Dividends reinvested .....................................      2,765           948         1,726           944
  Cost of shares redeemed ..................................    (19,108)      (18,827)      (12,437)      (64,277)
                                                               --------      --------      --------      --------
  Change in net assets from Class I capital transactions ...   $  7,974      $ 15,559      $  9,074      $(29,782)
                                                               ========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued ..............................   $ 19,089      $ 14,411      $100,012      $101,696
  Dividends reinvested .....................................      2,298         1,564        17,118         6,219
  Cost of shares redeemed ..................................    (11,721)      (14,168)      (65,818)      (70,485)
                                                               --------      --------      --------      --------
  Change in net assets from Class A capital transactions ...   $  9,666      $  1,807      $ 51,312      $ 37,430
                                                               ========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued ..............................   $ 33,262      $ 35,974      $129,013      $110,126
  Dividends reinvested .....................................      7,011         5,289        22,502         7,459
  Cost of shares redeemed ..................................    (22,993)      (43,388)      (53,262)      (55,071)
                                                               --------      --------      --------      --------
  Change in net assets from Class B capital transactions ...   $ 17,280      $ (2,125)     $ 98,253      $ 62,514
                                                               ========      ========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued ..............................   $  2,739      $  4,039      $  6,809      $  8,211
  Dividends reinvested .....................................        404           348         1,192           485
  Cost of shares redeemed ..................................     (2,781)       (5,798)       (5,151)       (8,058)
                                                               --------      --------      --------      --------
  Change in net assets from Class C capital transactions ...   $    362      $ (1,411)     $  2,850      $    638
                                                               ========      ========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ...................................................      2,229         3,019         1,686         2,724
  Reinvested ...............................................        252            86           139            77
  Redeemed .................................................     (1,742)       (1,705)       (1,031)       (5,211)
                                                               --------      --------      --------      --------
  Change in Class I Shares .................................        739         1,400           794        (2,410)
                                                               ========      ========      ========      ========
CLASS A SHARES:
  Issued ...................................................      1,754         1,307         8,418         8,298
  Reinvested ...............................................        210           142         1,419           504
  Redeemed .................................................     (1,073)       (1,286)       (5,536)       (5,743)
                                                               --------      --------      --------      --------
  Change in Class A Shares .................................        891           163         4,301         3,059
                                                               ========      ========      ========      ========
CLASS B SHARES:
  Issued ...................................................      3,071         3,256        10,909         9,003
  Reinvested ...............................................        640           479         1,865           605
  Redeemed .................................................     (2,101)       (3,937)       (4,480)       (4,488)
                                                               --------      --------      --------      --------
  Change in Class B Shares .................................      1,610          (202)        8,294         5,120
                                                               ========      ========      ========      ========
CLASS C SHARES:
  Issued ...................................................        252           364           573           676
  Reinvested ...............................................         37            32            99            39
  Redeemed .................................................       (254)         (527)         (434)         (652)
                                                               --------      --------      --------      --------
  Change in Class C Shares .................................         35          (131)          238            63
                                                               ========      ========      ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                                  INVESTOR GROWTH                 INVESTOR
                                                                   & INCOME FUND                GROWTH FUND
                                                              ------------------------    ------------------------
                                                                     YEAR ENDED                  YEAR ENDED
                                                                      JUNE 30,                    JUNE 30,
                                                              ------------------------    ------------------------
                                                                 2001          2000          2001          2000
                                                              ----------    ----------    ----------    ----------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued ..............................   $ 45,399      $ 59,009      $ 13,795      $ 34,701
  Dividends reinvested .....................................     16,456         3,725         6,177         1,724
  Cost of shares redeemed ..................................    (83,386)      (73,540)      (29,117)      (69,256)
                                                               --------      --------      --------      --------
  Change in net assets from Class I capital transactions ...   $(21,531)     $(10,806)     $ (9,145)     $(32,831)
                                                               ========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued ..............................   $162,931      $117,352      $101,029      $ 75,587
  Dividends reinvested .....................................     27,192         8,170        15,271         3,499
  Cost of shares redeemed ..................................    (74,814)      (83,084)      (32,715)      (47,740)
                                                               --------      --------      --------      --------
  Change in net assets from Class A capital transactions ...   $115,309      $ 42,438      $ 83,585      $ 31,346
                                                               ========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued ..............................   $208,073      $167,970      $203,068      $147,149
  Dividends reinvested .....................................     31,392         7,006        31,483         5,582
  Cost of shares redeemed ..................................    (61,530)      (47,114)      (47,300)      (34,421)
                                                               --------      --------      --------      --------
  Change in net assets from Class B capital transactions ...   $177,935      $127,862      $187,251      $118,310
                                                               ========      ========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued ..............................   $  7,032      $  8,756      $  5,420      $  8,698
  Dividends reinvested .....................................      1,355           398         1,689           452
  Cost of shares redeemed ..................................     (4,764)       (5,208)       (4,541)       (5,906)
                                                               --------      --------      --------      --------
  Change in net assets from Class C capital transactions ...   $  3,623      $  3,946      $  2,568      $  3,244
                                                               ========      ========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ...................................................      3,495         4,384           969         2,361
  Reinvested ...............................................      1,249           276           428           117
  Redeemed .................................................     (6,566)       (5,491)       (2,117)       (4,675)
                                                               --------      --------      --------      --------
  Change in Class I Shares .................................     (1,822)         (831)         (720)       (2,197)
                                                               ========      ========      ========      ========
CLASS A SHARES:
  Issued ...................................................     12,563         8,680         7,292         5,201
  Reinvested ...............................................      2,054           601         1,072           238
  Redeemed .................................................     (5,796)       (6,146)       (2,375)       (3,276)
                                                               --------      --------      --------      --------
  Change in Class A Shares .................................      8,821         3,135         5,989         2,163
                                                               ========      ========      ========      ========
CLASS B SHARES:
  Issued ...................................................     16,070        12,452        14,622         9,968
  Reinvested ...............................................      2,379           516         2,197           377
  Redeemed .................................................     (4,788)       (3,494)       (3,452)       (2,347)
                                                               --------      --------      --------      --------
  Change in Class B Shares .................................     13,661         9,474        13,367         7,998
                                                               ========      ========      ========      ========
CLASS C SHARES:
  Issued ...................................................        546           657           399           599
  Reinvested ...............................................        103            30           119            31
  Redeemed .................................................       (369)         (391)         (325)         (407)
                                                               --------      --------      --------      --------
  Change in Class C Shares .................................        280           296           193           223
                                                               ========      ========      ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              INVESTOR CONSERVATIVE GROWTH FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS I SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (A)
                                                             --------      --------      --------      --------      ------------

NET ASSET VALUE, BEGINNING OF PERIOD ....................    $ 11.09       $ 11.20       $ 11.06       $ 10.33         $ 10.00
                                                             -------       -------       -------       -------         -------
Investment Activities:
  Net investment income .................................       0.52          0.52          0.47          0.46            0.26
  Net realized and unrealized gains (losses) from
    investments .........................................      (0.11)        (0.03)         0.28          0.82            0.33
                                                             -------       -------       -------       -------         -------
    Total from Investment Activities ....................       0.41          0.49          0.75          1.28            0.59
                                                             -------       -------       -------       -------         -------
Distributions:
  Net investment income .................................      (0.52)        (0.52)        (0.48)        (0.45)          (0.26)
  Net realized gains ....................................      (0.27)        (0.08)        (0.13)        (0.10)             --
                                                             -------       -------       -------       -------         -------
    Total Distributions .................................      (0.79)        (0.60)        (0.61)        (0.55)          (0.26)
                                                             -------       -------       -------       -------         -------
NET ASSET VALUE, END OF PERIOD ..........................    $ 10.71       $ 11.09       $ 11.20       $ 11.06         $ 10.33
                                                             =======       =======       =======       =======         =======
Total Return ............................................       3.73%         4.52%         7.01%        12.70%           6.00%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $58,396       $52,294       $37,131       $30,352         $15,038
  Ratio of expenses to average net assets ...............       0.20%         0.20%         0.20%         0.20%           0.20%(c)
  Ratio of net investment income to average net
    assets ..............................................       4.71%         4.66%         4.31%         4.43%           4.92%(c)
  Ratio of expenses to average net assets* ..............       0.20%         0.23%         0.32%         0.56%           1.46%(c)
  Portfolio turnover (d) ................................       7.82%        23.76%         9.73%         3.22%          28.46%

                                                                              INVESTOR CONSERVATIVE GROWTH FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS A SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (A)
                                                             --------      --------      --------      --------      ------------

NET ASSET VALUE, BEGINNING OF PERIOD ....................    $ 11.07       $ 11.18       $ 11.04       $ 10.32          $10.00
                                                             -------       -------       -------       -------          ------
Investment Activities:
  Net investment income .................................       0.49          0.49          0.44          0.43            0.22
  Net realized and unrealized gains (losses) from
    investments .........................................      (0.11)        (0.03)         0.29          0.82            0.32
                                                             -------       -------       -------       -------          ------
    Total from Investment Activities ....................       0.38          0.46          0.73          1.25            0.54
                                                             -------       -------       -------       -------          ------
Distributions:
  Net investment income .................................      (0.49)        (0.49)        (0.46)        (0.43)          (0.22)
  Net realized gains ....................................      (0.27)        (0.08)        (0.13)        (0.10)             --
                                                             -------       -------       -------       -------          ------
    Total Distributions .................................      (0.76)        (0.57)        (0.59)        (0.53)          (0.22)
                                                             -------       -------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD ..........................    $ 10.69       $ 11.07       $ 11.18       $ 11.04          $10.32
                                                             =======       =======       =======       =======          ======
Total Return (Excludes Sales Charge) ....................       3.48%         4.27%         6.77%        12.38%           5.46%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $39,651       $31,225       $29,714       $12,538          $1,299
  Ratio of expenses to average net assets ...............       0.45%         0.45%         0.45%         0.45%           0.47%(c)
  Ratio of net investment income to average net
    assets ..............................................       4.49%         4.46%         4.07%         4.12%           4.76%(c)
  Ratio of expenses to average net assets* ..............       0.45%         0.51%         0.67%         0.82%           3.05%(c)
  Portfolio turnover (d) ................................       7.82%        23.76%         9.73%         3.22%          28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              INVESTOR CONSERVATIVE GROWTH FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS B SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (A)
                                                             --------      --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $  11.08      $  11.19      $  11.05      $ 10.33          $10.00
                                                             --------      --------      --------      -------          ------
Investment Activities:
  Net investment income .................................        0.41          0.41          0.36         0.37            0.19
  Net realized and unrealized gains (losses) from
    investments .........................................       (0.12)        (0.03)         0.29         0.81            0.33
                                                             --------      --------      --------      -------          ------
    Total from Investment Activities ....................        0.29          0.38          0.65         1.18            0.52
                                                             --------      --------      --------      -------          ------
Distributions:
  Net investment income .................................       (0.41)        (0.41)        (0.38)       (0.36)          (0.19)
  Net realized gains ....................................       (0.27)        (0.08)        (0.13)       (0.10)             --
                                                             --------      --------      --------      -------          ------
    Total Distributions .................................       (0.68)        (0.49)        (0.51)       (0.46)          (0.19)
                                                             --------      --------      --------      -------          ------
NET ASSET VALUE, END OF PERIOD ..........................    $  10.69      $  11.08      $  11.19      $ 11.05          $10.33
                                                             ========      ========      ========      =======          ======
Total Return (Excludes Sales Charge) ....................        2.62%         3.48%         6.10%       11.53%           5.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $131,026      $117,926      $121,348      $39,489          $2,616
  Ratio of expenses to average net assets ...............        1.20%         1.20%         1.20%        1.20%           1.21%(c)
  Ratio of net investment income to average net
    assets ..............................................        3.73%         3.70%         3.33%        3.37%           4.06%(c)
  Ratio of expenses to average net assets* ..............        1.20%         1.23%         1.32%        1.47%           3.52%(c)
  Portfolio turnover (d) ................................        7.82%        23.76%         9.73%        3.22%          28.46%

                                                                         INVESTOR CONSERVATIVE GROWTH FUND
                                                               ------------------------------------------------------
                                                                                   CLASS C SHARES
                                                               ------------------------------------------------------
                                                                                                           JULY 1,
                                                                       YEAR ENDED JUNE 30,                 1997 TO
                                                               ------------------------------------        JUNE 30,
                                                                 2001          2000          1999          1998 (A)
                                                               --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................     $11.06        $11.17        $11.03          $10.33
                                                                ------        ------        ------          ------
Investment Activities:
  Net investment income ...................................       0.41          0.41          0.36            0.35
  Net realized and unrealized gains (losses) from
    investments ...........................................      (0.11)        (0.03)         0.29            0.81
                                                                ------        ------        ------          ------
    Total from Investment Activities ......................       0.30          0.38          0.65            1.16
                                                                ------        ------        ------          ------
Distributions:
  Net investment income ...................................      (0.41)        (0.41)        (0.38)          (0.36)
  Net realized gains ......................................      (0.27)        (0.08)        (0.13)          (0.10)
                                                                ------        ------        ------          ------
    Total Distributions ...................................      (0.68)        (0.49)        (0.51)          (0.46)
                                                                ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD ............................     $10.68        $11.06        $11.17          $11.03
                                                                ======        ======        ======          ======
Total Return (Excludes Sales Charge) ......................       2.72%         3.48%         6.00%          11.48%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .......................     $7,336        $7,207        $8,742          $3,788
  Ratio of expenses to average net assets .................       1.20%         1.20%         1.20%           1.20%
  Ratio of net investment income to average net assets ....       3.75%         3.70%         3.32%           3.39%
  Ratio of expenses to average net assets* ................       1.20%         1.23%         1.33%           1.47%
  Portfolio turnover (d) ..................................       7.82%        23.76%         9.73%           3.22%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    INVESTOR BALANCED FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS I SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (a)
                                                             --------      --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $ 12.52       $ 12.24       $ 11.81       $ 10.63         $ 10.00
                                                             -------       -------       -------       -------         -------
Investment Activities:
  Net investment income .................................       0.46          0.53          0.47          0.37            0.21
  Net realized and unrealized gains (losses) from
    investments .........................................      (0.53)         0.27          0.79          1.39            0.63
                                                             -------       -------       -------       -------         -------
    Total from Investment Activities ....................      (0.07)         0.80          1.26          1.76            0.84
                                                             -------       -------       -------       -------         -------
Distributions:
  Net investment income .................................      (0.46)        (0.49)        (0.51)        (0.36)          (0.21)
  Net realized gains ....................................      (0.55)        (0.03)        (0.32)        (0.22)             --
                                                             -------       -------       -------       -------         -------
    Total Distributions .................................      (1.01)        (0.52)        (0.83)        (0.58)          (0.21)
                                                             -------       -------       -------       -------         -------
NET ASSET VALUE, END OF PERIOD ..........................    $ 11.44       $ 12.52       $ 12.24       $ 11.81         $ 10.63
                                                             =======       =======       =======       =======         =======
Total Return ............................................      (0.70)%        6.69%        11.16%        17.02%           8.48%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $60,442       $56,229       $84,447       $93,557         $72,155
  Ratio of expenses to average net assets ...............       0.20%         0.20%         0.20%         0.20%           0.20%(c)
  Ratio of net investment income to average net
    assets ..............................................       3.94%         4.10%         3.85%         3.31%           3.84%(c)
  Ratio of expenses to average net assets* ..............       0.20%         0.22%         0.26%         0.32%           0.56%(c)
  Portfolio turnover (d) ................................       7.13%        20.99%        13.51%         9.71%          12.20%

                                                                                    INVESTOR BALANCED FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS A SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (a)
                                                             --------      --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $  12.52      $  12.24      $  11.83      $ 10.66          $10.00
                                                             --------      --------      --------      -------          ------
Investment Activities:
  Net investment income .................................        0.43          0.47          0.42         0.34            0.17
  Net realized and unrealized gains (losses) from
    investments .........................................       (0.53)         0.30          0.79         1.39            0.66
                                                             --------      --------      --------      -------          ------
    Total from Investment Activities ....................       (0.10)         0.77          1.21         1.73            0.83
                                                             --------      --------      --------      -------          ------
Distributions:
  Net investment income .................................       (0.43)        (0.46)        (0.48)       (0.34)          (0.17)
  Net realized gains ....................................       (0.55)        (0.03)        (0.32)       (0.22)             --
                                                             --------      --------      --------      -------          ------
    Total Distributions .................................       (0.98)        (0.49)        (0.80)       (0.56)          (0.17)
                                                             --------      --------      --------      -------          ------
NET ASSET VALUE, END OF PERIOD ..........................    $  11.44      $  12.52      $  12.24      $ 11.83          $10.66
                                                             ========      ========      ========      =======          ======
Total Return (Excludes Sales Charge) ....................       (0.94)%        6.43%        10.70%       16.62%           8.41%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $249,797      $219,684      $177,336      $32,605          $2,176
  Ratio of expenses to average net assets ...............        0.45%         0.45%         0.45%        0.45%           0.47%(c)
  Ratio of net investment income to average net
    assets ..............................................        3.66%         3.82%         3.27%        3.01%           3.78%(c)
  Ratio of expenses to average net assets* ..............        0.45%         0.50%         0.61%        0.66%           1.12%(c)
  Portfolio turnover (d) ................................        7.13%        20.99%        13.51%        9.71%          12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    INVESTOR BALANCED FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS B SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (a)
                                                             --------      --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $  12.51      $  12.24      $  11.82      $ 10.65          $10.00
                                                             --------      --------      --------      -------          ------
Investment Activities:
  Net investment income .................................        0.35          0.37          0.33         0.26            0.16
  Net realized and unrealized gains (losses) from
    investments .........................................       (0.53)         0.30          0.81         1.39            0.65
                                                             --------      --------      --------      -------          ------
    Total from Investment Activities ....................       (0.18)         0.67          1.14         1.65            0.81
                                                             --------      --------      --------      -------          ------
Distributions:
  Net investment income .................................       (0.35)        (0.37)        (0.40)       (0.26)          (0.16)
  Net realized gains ....................................       (0.55)        (0.03)        (0.32)       (0.22)             --
                                                             --------      --------      --------      -------          ------
    Total Distributions .................................       (0.90)        (0.40)        (0.72)       (0.48)          (0.16)
                                                             --------      --------      --------      -------          ------
NET ASSET VALUE, END OF PERIOD ..........................    $  11.43      $  12.51      $  12.24      $ 11.82          $10.65
                                                             ========      ========      ========      =======          ======
Total Return (Excludes Sales Charge) ....................       (1.66)%        5.58%        10.01%       15.85%           8.22%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $367,716      $298,942      $229,671      $70,463          $5,672
  Ratio of expenses to average net assets ...............        1.20%         1.20%         1.20%        1.20%           1.22%(c)
  Ratio of net investment income to average net
    assets ..............................................        2.92%         3.04%         2.78%        2.26%           2.93%(c)
  Ratio of expenses to average net assets* ..............        1.20%         1.22%         1.26%        1.31%           1.73%(c)
  Portfolio turnover (d) ................................        7.13%        20.99%        13.51%        9.71%          12.20%

                                                                           INVESTOR BALANCED FUND
                                                           ------------------------------------------------------
                                                                               CLASS C SHARES
                                                           ------------------------------------------------------
                                                                                                       JULY 1,
                                                                   YEAR ENDED JUNE 30,                 1997 TO
                                                           ------------------------------------        JUNE 30,
                                                             2001          2000          1999          1998 (a)
                                                           --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................    $ 12.46       $ 12.19       $ 11.77          $10.63
                                                           -------       -------       -------          ------
Investment Activities:
  Net investment income ...............................       0.34          0.37          0.32            0.26
  Net realized and unrealized gains (losses) from
    investments .......................................      (0.53)         0.30          0.81            1.37
                                                           -------       -------       -------          ------
    Total from Investment Activities ..................      (0.19)         0.67          1.13            1.63
                                                           -------       -------       -------          ------
Distributions:
  Net investment income ...............................      (0.34)        (0.37)        (0.39)          (0.27)
  Net realized gains ..................................      (0.55)        (0.03)        (0.32)          (0.22)
                                                           -------       -------       -------          ------
    Total Distributions ...............................      (0.89)        (0.40)        (0.71)          (0.49)
                                                           -------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD ........................    $ 11.38       $ 12.46       $ 12.19          $11.77
                                                           =======       =======       =======          ======
Total Return (Excludes Sales Charge) ..................      (1.67)%        5.59%        10.04%          15.66%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...................    $17,397       $16,095       $14,963          $6,653
  Ratio of expenses to average net assets .............       1.20%         1.20%         1.20%           1.20%
  Ratio of net investment income to average net
    assets ............................................       2.93%         3.08%         2.85%           2.24%
  Ratio of expenses to average net assets* ............       1.20%         1.22%         1.26%           1.30%
  Portfolio turnover (d) ..............................       7.13%        20.99%        13.51%           9.71%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                INVESTOR GROWTH & INCOME FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS I SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (a)
                                                             --------      --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $  13.84      $  13.29      $  12.57      $ 10.93         $ 10.00
                                                             --------      --------      --------      -------         -------
Investment Activities:
  Net investment income .................................        0.42          0.43          0.35         0.25            0.15
  Net realized and unrealized gains (losses) from
    investments .........................................       (0.86)         0.63          1.32         1.92            0.93
                                                             --------      --------      --------      -------         -------
    Total from Investment Activities ....................       (0.44)         1.06          1.67         2.17            1.08
                                                             --------      --------      --------      -------         -------
Distributions:
  Net investment income .................................       (0.40)        (0.42)        (0.48)       (0.25)          (0.15)
  Net realized gains ....................................       (0.79)        (0.09)        (0.47)       (0.28)             --
                                                             --------      --------      --------      -------         -------
    Total Distributions .................................       (1.19)        (0.51)        (0.95)       (0.53)          (0.15)
                                                             --------      --------      --------      -------         -------
NET ASSET VALUE, END OF PERIOD ..........................    $  12.21      $  13.84      $  13.29      $ 12.57         $ 10.93
                                                             ========      ========      ========      =======         =======
Total Return ............................................       (3.51)%        8.10%        14.11%       20.34%          10.87%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $160,441      $207,040      $209,770      $98,060         $43,660
  Ratio of expenses to average net assets ...............        0.20%         0.20%         0.20%        0.20%           0.20%(c)
  Ratio of net investment income to average net
    assets ..............................................        3.19%         3.14%         3.70%        2.17%           2.78%(c)
  Ratio of expenses to average net assets* ..............        0.20%         0.22%         0.27%        0.34%           0.66%(c)
  Portfolio turnover (d) ................................        6.15%        21.50%        17.87%       11.38%          18.07%

                                                                                INVESTOR GROWTH & INCOME FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS A SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (a)
                                                             --------      --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $  13.96      $  13.40      $  12.69      $ 11.02          $10.00
                                                             --------      --------      --------      -------          ------
Investment Activities:
  Net investment income .................................        0.36          0.39          0.36         0.22            0.12
  Net realized and unrealized gains (losses) from
    investments .........................................       (0.83)         0.65          1.27         1.95            1.02
                                                             --------      --------      --------      -------          ------
    Total from Investment Activities ....................       (0.47)         1.04          1.63         2.17            1.14
                                                             --------      --------      --------      -------          ------
Distributions:
  Net investment income .................................       (0.37)        (0.39)        (0.45)       (0.22)          (0.12)
  Net realized gains ....................................       (0.79)        (0.09)        (0.47)       (0.28)             --
                                                             --------      --------      --------      -------          ------
    Total Distributions .................................       (1.16)        (0.48)        (0.92)       (0.50)          (0.12)
                                                             --------      --------      --------      -------          ------
NET ASSET VALUE, END OF PERIOD ..........................    $  12.33      $  13.96      $  13.40      $ 12.69          $11.02
                                                             ========      ========      ========      =======          ======
Total Return (Excludes Sales Charge) ....................       (3.71)%        7.85%        13.62%       20.18%          11.50%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $372,933      $299,207      $245,151      $39,874          $4,262
  Ratio of expenses to average net assets ...............        0.45%         0.45%         0.45%        0.45%           0.46%(c)
  Ratio of net investment income to average net
    assets ..............................................        2.79%         2.91%         1.54%        1.91%           2.67%(c)
  Ratio of expenses to average net assets* ..............        0.45%         0.50%         0.62%        0.67%           1.26%(c)
  Portfolio turnover (d) ................................        6.15%        21.50%        17.87%       11.38%          18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                INVESTOR GROWTH & INCOME FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS B SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (a)
                                                             --------      --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $  13.91      $  13.36      $  12.64      $ 11.00          $10.00
                                                             --------      --------      --------      -------          ------
Investment Activities:
  Net investment income .................................        0.27          0.29          0.26         0.14            0.09
  Net realized and unrealized gains (losses) from
    investments .........................................       (0.84)         0.64          1.29         1.92            1.00
                                                             --------      --------      --------      -------          ------
    Total from Investment Activities ....................       (0.57)         0.93          1.55         2.06            1.09
                                                             --------      --------      --------      -------          ------
Distributions:
  Net investment income .................................       (0.27)        (0.29)        (0.36)       (0.14)          (0.09)
  Net realized gains ....................................       (0.79)        (0.09)        (0.47)       (0.28)             --
                                                             --------      --------      --------      -------          ------
    Total Distributions .................................       (1.06)        (0.38)        (0.83)       (0.42)          (0.09)
                                                             --------      --------      --------      -------          ------
NET ASSET VALUE, END OF PERIOD ..........................    $  12.28      $  13.91      $  13.36      $ 12.64          $11.00
                                                             ========      ========      ========      =======          ======
Total Return (Excludes Sales Charge) ....................       (4.41)%        7.04%        12.93%       19.13%          11.02%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $487,342      $362,151      $221,088      $85,468          $8,896
  Ratio of expenses to average net assets ...............        1.20%         1.20%         1.20%        1.20%           1.21%(c)
  Ratio of net investment income to average net
    assets ..............................................        2.05%         2.13%         2.12%        1.15%           1.94%(c)
  Ratio of expenses to average net assets* ..............        1.20%         1.22%         1.27%        1.32%           1.89%(c)
  Portfolio turnover (d) ................................        6.15%        21.50%        17.87%       11.38%          18.07%

                                                                       INVESTOR GROWTH & INCOME FUND
                                                           ------------------------------------------------------
                                                                               CLASS C SHARES
                                                           ------------------------------------------------------
                                                                                                       JULY 1,
                                                                   YEAR ENDED JUNE 30,                 1997 TO
                                                           ------------------------------------        JUNE 30,
                                                             2001          2000          1999          1998 (a)
                                                           --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................    $ 13.80       $ 13.25       $ 12.54          $10.93
                                                           -------       -------       -------          ------
Investment Activities:
  Net investment income ...............................       0.28          0.29          0.26            0.14
  Net realized and unrealized gains (losses) from
    investments .......................................      (0.84)         0.64          1.28            1.90
                                                           -------       -------       -------          ------
    Total from Investment Activities ..................      (0.56)         0.93          1.54            2.04
                                                           -------       -------       -------          ------
Distributions:
  Net investment income ...............................      (0.27)        (0.29)        (0.36)          (0.15)
  Net realized gains ..................................      (0.79)        (0.09)        (0.47)          (0.28)
                                                           -------       -------       -------          ------
    Total Distributions ...............................      (1.06)        (0.38)        (0.83)          (0.43)
                                                           -------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD ........................    $ 12.18       $ 13.80       $ 13.25          $12.54
                                                           =======       =======       =======          ======
Total Return (Excludes Sales Charge) ..................      (4.40)%        7.10%        12.94%          19.08%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...................    $18,361       $16,944       $12,347          $6,429
  Ratio of expenses to average net assets .............       1.20%         1.20%         1.20%           1.20%
  Ratio of net investment income to average net
    assets ............................................       2.10%         2.18%         2.20%           1.14%
  Ratio of expenses to average net assets* ............       1.20%         1.22%         1.27%           1.31%
  Portfolio turnover (d) ..............................       6.15%        21.50%        17.87%          11.38%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                     INVESTOR GROWTH FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS I SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (a)
                                                             --------      --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $ 15.33       $ 14.39       $  13.39      $ 11.25         $ 10.00
                                                             -------       -------       --------      -------         -------
Investment Activities:
  Net investment income .................................       0.32          0.40           0.32         0.12            0.09
  Net realized and unrealized gains (losses) from
    investments .........................................      (1.15)         1.04           1.77         2.49            1.25
                                                             -------       -------       --------      -------         -------
    Total from Investment Activities ....................      (0.83)         1.44           2.09         2.61            1.34
                                                             -------       -------       --------      -------         -------
Distributions:
  Net investment income .................................      (0.25)        (0.34)         (0.43)       (0.12)          (0.09)
  Net realized gains ....................................      (1.19)        (0.16)         (0.66)       (0.35)             --
                                                             -------       -------       --------      -------         -------
    Total Distributions .................................      (1.44)        (0.50)         (1.09)       (0.47)          (0.09)
                                                             -------       -------       --------      -------         -------
NET ASSET VALUE, END OF PERIOD ..........................    $ 13.06       $ 15.33       $  14.39      $ 13.39         $ 11.25
                                                             =======       =======       ========      =======         =======
Total Return ............................................      (6.02)%       10.17%         16.84%       23.81%          13.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $53,171       $73,483       $100,566      $86,355         $31,318
  Ratio of expenses to average net assets ...............       0.20%         0.20%          0.20%        0.20%           0.20%(c)
  Ratio of net investment income to average net
    assets ..............................................       2.38%         2.77%          2.57%        1.04%           1.70%(c)
  Ratio of expenses to average net assets* ..............       0.20%         0.23%          0.31%        0.36%           0.77%(c)
  Portfolio turnover (d) ................................       7.43%        28.66%         14.62%        4.05%          18.49%

                                                                                     INVESTOR GROWTH FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS A SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (a)
                                                             --------      --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $  15.25      $  14.30      $  13.33      $ 11.21          $10.00
                                                             --------      --------      --------      -------          ------
Investment Activities:
  Net investment income .................................        0.25          0.33          0.29         0.10            0.07
  Net realized and unrealized gains (losses) from
    investments .........................................       (1.11)         1.09          1.74         2.47            1.21
                                                             --------      --------      --------      -------          ------
    Total from Investment Activities ....................       (0.86)         1.42          2.03         2.57            1.28
                                                             --------      --------      --------      -------          ------
Distributions:
  Net investment income .................................       (0.23)        (0.31)        (0.40)       (0.10)          (0.07)
  Net realized gains ....................................       (1.19)        (0.16)        (0.66)       (0.35)             --
                                                             --------      --------      --------      -------          ------
    Total Distributions .................................       (1.42)        (0.47)        (1.06)       (0.45)          (0.07)
                                                             --------      --------      --------      -------          ------
NET ASSET VALUE, END OF PERIOD ..........................    $  12.97      $  15.25      $  14.30      $ 13.33          $11.21
                                                             ========      ========      ========      =======          ======
Total Return (Excludes Sales Charge) ....................       (6.27)%       10.04%        16.40%       23.44%          12.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $197,065      $140,449      $100,789      $55,057          $4,439
  Ratio of expenses to average net assets ...............        0.45%         0.45%         0.45%        0.45%           0.46%(c)
  Ratio of net investment income to average net
    assets ..............................................        1.81%         2.25%         2.08%        0.78%           1.82%(c)
  Ratio of expenses to average net assets* ..............        0.45%         0.51%         0.66%        0.70%           1.62%(c)
  Portfolio turnover (d) ................................        7.43%        28.66%        14.62%        4.05%          18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                     INVESTOR GROWTH FUND
                                                             --------------------------------------------------------------------
                                                                                        CLASS B SHARES
                                                             --------------------------------------------------------------------
                                                                                                                     DECEMBER 10,
                                                                            YEAR ENDED JUNE 30,                        1996 TO
                                                             --------------------------------------------------        JUNE 30,
                                                               2001          2000          1999          1998          1997 (a)
                                                             --------      --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $  15.35      $  14.44      $  13.47      $ 11.34          $10.00
                                                             --------      --------      --------      -------          ------
Investment Activities:
  Net investment income .................................        0.17          0.24          0.20         0.02            0.04
  Net realized and unrealized gains (losses) from
    investments .........................................       (1.14)         1.07          1.76         2.48            1.34
                                                             --------      --------      --------      -------          ------
    Total from Investment Activities ....................       (0.97)         1.31          1.96         2.50            1.38
                                                             --------      --------      --------      -------          ------
Distributions:
  Net investment income .................................       (0.18)        (0.24)        (0.33)       (0.02)          (0.04)
  Net realized gains ....................................       (1.19)        (0.16)        (0.66)       (0.35)             --
                                                             --------      --------      --------      -------          ------
    Total Distributions .................................       (1.37)        (0.40)        (0.99)       (0.37)          (0.04)
                                                             --------      --------      --------      -------          ------
NET ASSET VALUE, END OF PERIOD ..........................    $  13.01      $  15.35      $  14.44      $ 13.47          $11.34
                                                             ========      ========      ========      =======          ======
Total Return (Excludes Sales Charge) ....................       (6.97)%        9.14%        15.57%       22.52%          13.88%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $429,869      $302,162      $168,823      $70,515          $7,651
  Ratio of expenses to average net assets ...............        1.20%         1.20%         1.20%        1.20%           1.20%(c)
  Ratio of net investment income to average net
    assets ..............................................        1.08%         1.41%         1.44%        0.04%           0.97%(c)
  Ratio of expenses to average net assets* ..............        1.20%         1.23%         1.31%        1.35%           2.18%(c)
  Portfolio turnover (d) ................................        7.43%        28.66%        14.62%        4.05%          18.49%

                                                                            INVESTOR GROWTH FUND
                                                           ------------------------------------------------------
                                                                               CLASS C SHARES
                                                           ------------------------------------------------------
                                                                                                       JULY 1,
                                                                   YEAR ENDED JUNE 30,                 1997 TO
                                                           ------------------------------------        JUNE 30,
                                                             2001          2000          1999          1998 (A)
                                                           --------      --------      --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................    $ 15.19       $ 14.30       $ 13.34          $11.25
                                                           -------       -------       -------          ------
Investment Activities:
  Net investment income ...............................       0.18          0.24          0.18            0.02
  Net realized and unrealized gains (losses) from
    investments .......................................      (1.14)         1.05          1.77            2.45
                                                           -------       -------       -------          ------
    Total from Investment Activities ..................      (0.96)         1.29          1.95            2.47
                                                           -------       -------       -------          ------
Distributions:
  Net investment income ...............................      (0.18)        (0.24)        (0.33)          (0.03)
  Net realized gains ..................................      (1.19)        (0.16)        (0.66)          (0.35)
                                                           -------       -------       -------          ------
    Total Distributions ...............................      (1.37)        (0.40)        (0.99)          (0.38)
                                                           -------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD ........................    $ 12.86       $ 15.19       $ 14.30          $13.34
                                                           =======       =======       =======          ======
Total Return (Excludes Sales Charge) ..................      (7.01)%        9.08%        15.65%          22.42%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...................    $18,900       $19,404       $15,071          $8,772
  Ratio of expenses to average net assets .............       1.20%         1.20%         1.20%           1.20%
  Ratio of net investment income to average net
    assets ............................................       1.23%         1.52%         1.50%           0.04%
  Ratio of expenses to average net assets* ............       1.20%         1.23%         1.31%           1.35%
  Portfolio turnover (d) ..............................       7.43%        28.66%        14.62%           4.05%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2001

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (individually a "Fund", collectively the "Funds") only.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust adopted, effective as of July 1, 2000, the provisions of the new Audit and Accounting Guide, Audits of Investment Companies, issued by the American Institute of Certified Public Accountants. As a result, gains and losses on paydowns of mortgage-backed securities are reflected as a component of interest income in the statements of operations, whereas they were formerly recognized as realized gains and losses. Information for prior periods has not been restated.

   Prior fiscal year expense ratios before waivers in the financial highlights have been restated for comparison purposes to reflect only voluntary fee waivers.

     SECURITY VALUATION

     Investments in One Group Mutual Funds (the "Underlying Funds") are valued at the closing net asset value per share of each of the Underlying Funds on the day of valuation.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly, except for the Investor Conservative Growth Fund, which is declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and

                                       26
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001

     deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-six series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Service Class. Currently, the Trust consists of fifty active funds. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average daily net assets of the Funds.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an indirect wholly-owned subsidiary of Bank One Corp., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets over $1 billion.

   Prior to December 1, 2000, the Trust and The One Group Services Company (the "Prior Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., served as parties to an administration agreement. Under the agreement, the Prior Administrator provided services for a fee that is computed identical to the agreement above which is between the Trust and the Administrator. In addition, prior to December 1, 2000, the Administrator served as Sub-Administrator to each Fund of the Trust and performed many of the Prior Administrator's duties, for which the Administrator received a fee paid by the Prior Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the year ended June 30, 2001, the Distributor received $13,405,842 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which, the Distributor re-allowed $13,074,001 to affiliated broker-dealers of the Funds.

                                       27
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001

   Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to the following amounts:

    FUND                                                          CLASS I    CLASS A    CLASS B    CLASS C
    ----                                                          -------    -------    -------    -------
    Investor Conservative Growth Fund...........................  0.20%      0.45%      1.20%      1.20%
    Investor Balanced Fund......................................   0.20       0.45       1.20       1.20
    Investor Growth & Income Fund...............................   0.20       0.45       1.20       1.20
    Investor Growth Fund........................................   0.20       0.45       1.20       1.20

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the year ended June 30, 2001, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------    -------
    Investor Conservative Growth Fund...........................  $ 51,550     $16,631
    Investor Balanced Fund......................................   184,278      45,006
    Investor Growth & Income Fund...............................   304,428      58,849
    Investor Growth Fund........................................   268,156      45,452

6. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of June 30, 2001, there were no loans outstanding.

7. FEDERAL TAX INFORMATION (UNAUDITED):

   LONG-TERM CAPITAL GAINS

   The accompanying table below details distributions from long-term capital gains for the following funds for the fiscal year ended June 30, 2001 (amounts in thousands):

    FUND                                                            AMOUNT
    ----                                                            -------
    Investor Conservative Growth Fund...........................    $ 5,077
    Investor Balanced Fund......................................     26,946
    Investor Growth & Income Fund...............................     54,603
    Investor Growth Fund........................................     47,801

                                       28
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001

   POST OCTOBER LOSS DEFERRAL

   Capital losses and currency losses incurred after October 31 within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following year. The following deferred losses will be treated as arising on the first day of the fiscal year ended June 30, 2002 (amounts in thousands):

    FUND                                                            AMOUNT
    ----                                                            ------
    Investor Conservative Growth Fund...........................     $299
    Investor Balanced Fund......................................      199
    Investor Growth & Income Fund...............................      635

   ELIGIBLE DISTRIBUTIONS

   The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations.

    FUND                                                            AMOUNT
    ----                                                            ------
    Investor Conservative Growth Fund...........................     4.04%
    Investor Balanced Fund......................................     5.44
    Investor Growth & Income Fund...............................     8.92
    Investor Growth Fund........................................    14.40

Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

To the Board of Trustees and Shareholders of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the four portfolios listed in Note 1 (each a series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 16, 2001

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

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

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

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with Bank
 One Corporation. Affiliates of
 Bank One Corporation receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-036-AN(8/01)

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